Other Non-current Assets - Summary of Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Other Assets, Noncurrent [Abstract]
Rental deposits	¥ 1,537		¥ 2,910
Prepayment for purchase of property and equipment	21		1,632
Others	222		260
Other non-current assets	¥ 1,780	$ 251	¥ 4,802